Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and VIEs

Subsidiaries and VIEs include the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy Pte. Ltd. (“Scienjoy SG”)	July 25, 2023	Singapore	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited ( “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Scienjoy Verse Tech Ltd. (“Scienjoy Verse”) (a 51% owned subsidiary of Scienjoy SG)	September 18, 2023	Dubai	51%	Holding Company
Scienjoy Meta Technology LLC (“Scienjoy Meta”) (a wholly owned subsidiary of Scienjoy Verse)	October 3, 2023	Dubai	51%	Metaverse business
Scenovo Pte. Ltd. (“Scenovo SG”) (a 51% owned subsidiary of Scienjoy SG)	April 11, 2024	Singapore	51%	Holding Company
SJ Verse Global Media LLC (“SJ Verse”) (a 90% owned subsidiary of Scenovo SG)	May 20, 2020	Dubai	45.9%	Multi-channel network business
Techjoy Pte. Ltd. (“Techjoy SG”) (a 70% owned subsidiary of Scenovo SG)	May 31, 2024	Singapore	35.7%	Multi-channel network business
Fashionfly Limited (a wholly owned subsidiary of Scenovo SG)	April 14, 2025	Hong Kong	51%	Multi-channel network business
Star Home Global Media FZ-LLC (a 70% owned subsidiary of Scenovo SG)	December 05, 2024	Dubai	35.7%	Multi-channel network business
SH Entertainment Co., Ltd. (“SH Entertainment”) (a 70% owned subsidiary of Scenovo SG)	April 18, 2024	South Korea	35.7%	Multi-channel
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Sixiang Yingyue (Shanghai) Technology Co., Ltd. (“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH) (1)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd. (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd. (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd. (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd. (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd. (“MF”) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of MF)	September 22, 2016	The PRC	100%	Live streaming platform
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Zhihui QiYuan (Hainan) Investment Co., Ltd. (“QYHN”) (an 80% owned subsidiary of QY and a 20% owned subsidiary of MF) (2)	March 2, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd. (“HYHF”) (a wholly owned subsidiary of SG) (3)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd. (“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd. (“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd. (“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Hangzhou Sixiang Fengjing Culture Technology Co., Ltd. (“SXFJ”) (a 51% owned subsidiary of QYHN)	May 30, 2024	The PRC	51%	Holding Company
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd. (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd. (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd. (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd. (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd. (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd. (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform

(1)	Kashgar Times was deregistered on March 17, 2026.
(2)	On March 1, 2025, MF acquired a 20% equity interest in QYHN from QY by contributing RMB5,000 in registered capital to QYHN.
(3)	HYHF was deregistered on July 7, 2025.

Schedule of Financial Information of the Consolidated VIE and its Subsidiaries

The following tables represent the financial information of the consolidated VIE and its subsidiaries as of December 31, 2024 and 2025 before eliminating the intercompany balances and transactions between the VIE and other entities within the Company:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	196,421	85,216	12,186
Accounts receivable, net	195,202	44,344	6,341
Prepaid expenses and other current assets	7,359	6,192	885
Due from a related party	-	100	14
Amounts due from inter-companies(1)	181,317	23,819	3,406
Total current assets	580,299	159,671	22,832

Non-current assets
Property and equipment, net	1,157	1,129	161
Intangible assets, net	405,084	-	-
Goodwill	172,781	-	-
Deferred tax assets	6,716	31,562	4,513
Long term deposits and other assets	686	635	91
Long term investments	241,227	256,158	36,630
Right of use assets-operating lease	4,845	14,695	2,101
Total non-current assets	832,496	304,179	43,496
TOTAL ASSETS	1,412,795	463,850	66,328

LIABILITIES
Current liabilities
Accounts payable	34,300	19,429	2,776
Deferred revenue	61,891	44,854	6,414
Accrued salary and employee benefits	15,345	11,237	1,607
Income tax payable	11,285	10,899	1,559
Lease liability-operating lease -current	4,098	3,641	521
Accrued expenses and other current liabilities	14,621	18,058	2,582
Amounts due to inter-companies(1)	417,184	192,623	27,545
Total current liabilities	558,724	300,741	43,004

Non-current liabilities
Deferred tax liabilities	58,400	-	-
Lease liabilities-operating lease -non-current	700	10,399	1,487
Total non-current liabilities	59,100	10,399	1,487
TOTAL LIABILITIES	617,824	311,140	44,491

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to other entities within the Group.

Schedule of Consolidated Statements of Income

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of income for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenues	1,215,582	1,281,734	1,013,948	144,993
Third party customers	1,215,582	1,276,090	1,013,948	144,993
Inter-companies	-	5,644	-	-
Net income (loss)	(14,991)	71,271	(642,262)	(91,842)

Schedule of Consolidated Statements of Cash Flow Activities
	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash provided by operating activities	42,562	100,323	(104,573)	(14,954)
Net cash used in investing activities	(42,554)	(19,440)	(6,532)	(934)
Net cash (used in) provided by financing activities	836	216	(100)	(14)